Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Operating lease costs	$ 13,548	$ 7,549	$ 28,812	$ 15,338
Income from sub-leases	(303)	(220)	(630)	(431)
Net operating lease costs	$ 13,245	$ 7,329	$ 28,182	$ 14,907